Variable Interest Entities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Schedule of Variable Interest Entities Sale of Previously Retained Mortgage Backed Securities and Asset Backed Securities [Table Text Block]
During 2013, SFC sold the following previously retained mortgage-backed notes:

(dollars in millions)	Principal Amount of Previously Retained Notes Issued	Carrying Amount of Additional Debt Recorded

Mortgage Securitizations
SLFMT 2012-2	$20	$21
SLFMT 2012-3	8	8
SLFMT 2013-2	158	149
SLFMT 2013-3	23	23

OneMain Holdings Inc [Member]
Schedule of carrying amounts of consolidated VIE assets and liabilities associated with securitization trusts

We parenthetically disclose on our consolidated balance sheets the VIE’s assets that can only be used to settle the VIE’s obligations and liabilities if its creditors have no recourse against the primary beneficiary’s general credit. The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)	September 30, 2016	December 31, 2015

Assets
Cash and cash equivalents	$4	$11
Finance receivables:
Personal loans	9,843	11,448
SpringCastle Portfolio	—	1,703
Allowance for finance receivable losses	500	431
Finance receivables held for sale	—	435
Restricted cash and cash equivalents	548	663
Other assets	14	48

Liabilities
Long-term debt	$8,287	$11,654
Other liabilities	14	17

The carrying amounts of consolidated VIE assets and liabilities associated with our securitization trusts were as follows:

(dollars in millions)
December 31,	2015	2014

Assets
Cash and cash equivalents (a)	$11	$52
Finance receivables:
Personal loans	11,424	1,853
SpringCastle Portfolio	1,576	1,979
Allowance for finance receivable losses	431	72
Finance receivables held for sale	435	—
Restricted cash and cash equivalents	663	210
Other assets (a)	48	23

Liabilities
Long-term debt (b)	$11,654	$3,630
Other liabilities (a)	17	8

(a)	In connection with our disclosure integration with OneMain, we have expanded our presentation to include cash and cash equivalents, other assets and other liabilities associated with our securitization trusts.

(b)	As a result of our early adoption of ASU 2015-03 in June of 2015, we reclassified $14 million of debt issuance costs related to our long-term debt associated with our securitizations as of December 31, 2014, from other assets to long-term debt.

Schedule of Variable Interest Entities Sale of Previously Retained Mortgage Backed Securities and Asset Backed Securities [Table Text Block]

During 2013, SFC sold the following previously retained mortgage-backed notes:

(dollars in millions)	Principal Amount of Previously Retained Notes Issued	Carrying Amount of Additional Debt Recorded

Mortgage Securitizations
SLFMT 2012-2	$20	$21
SLFMT 2012-3	8	8
SLFMT 2013-2	158	149
SLFMT 2013-3	23	23

Schedule of Line of Credit Facilities

As of September 30, 2016, our borrowings under conduit facilities consisted of the following:

(dollar in millions)	Note Maximum Balance	Amount Drawn	Revolving Period End

Springleaf
First Avenue Funding LLC (a)	$250	$—	June 2018
Midbrook 2013-VFN1 Trust (b)	300	—	February 2018
Mill River 2015-VFN1 Trust (c)	100	—	May 2018
Second Avenue Funding LLC	250	—	June 2018
Springleaf 2013-VFN1 Trust (d)	850	—	January 2018
Sumner Brook 2013-VFN1 Trust	350	—	January 2018
Whitford Brook 2014-VFN1 Trust (e)	250	—	June 2018

OneMain
OneMain Financial B3 Warehouse Trust	350	—	January 2019
OneMain Financial B4 Warehouse Trust	750	—	February 2019
OneMain Financial B5 Warehouse Trust (f)	550	—	February 2019
OneMain Financial B6 Warehouse Trust (g)	600	—	February 2019
Total	$4,600	$—

(a)	First Avenue Funding LLC. On June 30, 2016, we amended the note purchase agreement with the First Avenue Funding LLC (“First Avenue”) to extend the revolving period ending in March 2018 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying direct auto loans and will be due and payable in full 12 months following the maturity of the last direct auto loan held by First Avenue.

(b)	Midbrook 2013-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Midbrook Funding Trust 2013-VFN1 to (i) extend the revolving period ending in June 2016 to February 2018 and (ii) decrease the maximum principal balance from $300 million to $250 million on February 24, 2017. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period.

(c)	Mill River 2015-VFN1 Trust. On January 21, 2016, we amended the note purchase agreement with the Mill River 2015-VFN1 Trust to decrease the maximum principal balance from $400 million to $100 million.

(d)	Springleaf 2013-VFN1 Trust. On January 21, 2016, we amended the note purchase agreement with the Springleaf 2013-VFN1 Trust to (i) increase the maximum principal balance from $350 million to $850 million and (ii) extend the revolving period ending in April 2017 to January 2018, which may be extended to January 2019, subject to the satisfaction of customary conditions precedent. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 36th month following the end of the revolving period.

(e)	Whitford Brook 2014-VFN1 Trust. On February 24, 2016, we amended the note purchase agreement with the Whitford Brook Funding Trust 2014-VFN1 (the “Whitford Brook 2014-VFN1 Trust”) to extend the revolving period ending in June 2017 to June 2018. Following the revolving period, the principal amount of the notes, if any, will be reduced as cash payments are received on the underlying personal loans and will be due and payable in the 12th month following the end of the revolving period.

(f)	OneMain Financial B5 Warehouse Trust. On March 21, 2016, we refinanced the OneMain Financial B1 Warehouse Trust into OneMain Financial B5 Warehouse Trust with the same unaffiliated financial institutions that provided committed financing on a revolving basis for personal loans originated by OMFH’s subsidiaries. The maximum principal balance under the new facility is $550 million. The aggregate maximum capacity for this facility is subject to a scheduled reduction of $100 million on January 21, 2017 and a further reduction of $100 million on January 21, 2018.

(g)	OneMain Financial B6 Warehouse Trust. On July 28, 2016, we amended the note purchase agreement with the OneMain Financial B6 Warehouse Trust to decrease the maximum principal balance from $750 million to $600 million.